Cover Page	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	Chegg, Inc
Entity File Number	001-36180
Entity Tax Identification Number	20-3237489
Entity Address, Address Line One	3990 Freedom Circle
Entity Address, City or Town	Santa Clara,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	855-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	CHGG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001364954
Amendment Flag	false
Entity Incorporation, State or Country Code	DE